Income Taxes - Reconciliation Of Calculated Income Tax Expense Based on the Statutory Rate to Actual Amount of Taxes Recorded (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before income tax expense	₩ 4,095,051	₩ 1,411,609	₩ 150,345
Income tax expense computed at statutory rate	990,540	341,148	35,921
Adjustments:
Tax credits	(40,757)	(30,124)	(152,139)
Over provisions from prior years	(20,912)	(11,829)	(47,053)
Investment in subsidiaries, associates and joint ventures	55,113	76,751	439,575
Tax effects due to permanent differences	4,798	(9,962)	(26,045)
Effect of tax rate change	175,647
Others	21,311	13,560	16,301
Adjustments	195,200	38,396	230,639
Income tax expense	₩ 1,185,740	₩ 379,544	₩ 266,560
Effective tax rate	28.96%	26.89%	177.30%